Loss Per Share - Summary of Computation of Net Loss Per Shares (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2021 CNY (¥) ¥ / shares shares	Feb. 28, 2021 USD ($) $ / shares shares	Feb. 29, 2020 CNY (¥) ¥ / shares shares	Feb. 28, 2019 CNY (¥) ¥ / shares shares
Earnings Per Share [Abstract]
Net loss attributable to ordinary shareholders-basic and diluted	¥ (28,196)	$ (4,355)	¥ (109,493)	¥ (601)
Weighted average number of ordinary shares outstanding-basic and diluted	23,131,195	23,131,195	23,668,916	24,053,492
Basic and diluted -net loss per share | (per share)	¥ (1.22)	$ (0.19)	¥ (4.63)	¥ (0.02)